Payments, Details - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 386,935.76	Royalties	UNITED STATES	snj:US-LA	Bureau of Land Management, U.S. Department of the Interior in the United States of America	Haynesville Shale, Louisiana Project	tell:NaturalGasAndOilMember	tell:UpstreamSegmentMember	Well